LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated September 12, 2019 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2019, Natixis Funds Statements of Additional Information, dated February 1, 2019, April 1, 2019, May 1, 2019 and June 1, 2019, and the Natixis ETFs Statements of Additional Information, dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small Cap Value
ASG Dynamic Allocation Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Intermediate Municipal Bond Fund
Gateway Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund
Loomis Sayles Global Bond Fund	Natixis Seeyond International Minimum Volatility ETF
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2015 Fund®
Loomis Sayles Growth Fund	Natixis Sustainable Future 2020 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2025 Fund®
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Investment Grade Fixed Income	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund®
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Select Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Small Cap Growth	Vaughan Nelson Value Opportunity Fund

Effective immediately, Wendell J. Knox has resigned as a member of the Governance Committee. Richard A. Goglia and Maureen B. Mitchell have been appointed as members of the Governance Committee.

Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Erik R. Sirri – Chairman	Wendell J. Knox – Chairman	Cynthia L. Walker – Chairperson
Edmond J. English	Richard A. Goglia	Edmond J. English
Martin T. Meehan	Maureen B. Mitchell	Richard A. Goglia
Peter J. Smail	James P. Palermo	Maureen B. Mitchell
Cynthia L. Walker	Kirk A. Sykes	Peter J. Smail

As Chairman of the Board, Mr. Drucker is an ex officio member of each Committee.